Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease cost

		Year Ended December 31,
	Classification	2024	2023
Operating lease cost:
Fixed lease cost	Research and development	$740	$702
Fixed lease cost	General and administrative	82	78
Finance lease cost:
Amortization of lease assets	Research and development	89	96
Interest on lease liabilities	Interest expense	7	15
Total Lease Cost		$918	$891

Weighted average remaining lease term (years):
Operating leases	7.0
Finance leases	0.2
Weighted average discount rate:
Operating leases	15.2%
Finance leases	6.5%

Schedule of future minimum lease payments

	Operating	Finance
Year ending December 31:	Leases	Leases	Total
2025	$1,370	$64	$1,434
2026	1,442	—	1,442
2027	1,643	—	1,643
2028	1,692	—	1,692
2029	1,743	—	1,743
Thereafter	3,644	—	3,644
Total minimum lease payments	11,534	64	11,598
Less: interest	(4,594)	(1)	(4,595)
Present value of lease liabilities	$6,940	$63	$7,003